PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2020
Property Plant And Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
6.	PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the followings:

	As of December 31,
	2019	2020
	RMB	RMB
Leasehold improvement	8,093	8,093
Motor vehicles	1,604	1,993
Electronic equipment	56,068	56,453
Office equipment & furniture	6,868	6,873
Software	1,342	1,407
Total costs	73,975	74,819
Less: accumulated depreciation and amortization	(34,891)	(55,370)
Property and equipment, net	39,084	19,449

For the years ended December 31, 2018, 2019 and 2020, depreciation expenses were RMB11,300, RMB 17,710 and RMB 20,483 respectively.